Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations of Credit Risk [Abstract]
Schedule of Customer Concentration Estimated Renewal Commissions

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Year ended December 31,
	2022	% of sales	2023	% of sales	2024	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	497,143	19.6%	438,026	15.3%	177,868	9.8
Aeon Life Insurance Co., Ltd. (“Aeon”).	*	*	295,217	10.3%	*	*
Ping An Property & Casualty Insurance Company of China, Ltd. （“Ping An”)	*	*	*	*	175,205	9.7
Subtotal	497,143	19.6%	733,243	25.6%	353,073	19.5

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31,
	2023	%	2024	%
	RMB		RMB
Sinatay	57,119	14.7%	29,567	13.5%
Greatwall Life Insurance Co., Ltd	63,455	16.3%	*	*
Fanhua RONS	*	*	29,063	13.3%
Subtotal	120,574	31.0%	58,630	26.8%

*	represented less than 10% of accounts receivable as of the year end.